Related Party Transactions - Details Of Significant Profit Or Loss Arising From Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balhae Infrastructure Company
Related party transactions [abstract]
Fee and commission income		₩ 5,689	₩ 6,817	₩ 6,743
Outstanding balances for related party transactions [abstract]
Other assets		1,427	1,733
Retirement pension
Related party transactions [abstract]
Interest expense		9	3	4
Fee and commission income		1,338	1,077	939
Outstanding balances for related party transactions [abstract]
Other assets		369	295
Other liabilities		5,014	10,600
Korea Credit Bureau Co., Ltd.
Related party transactions [abstract]
Interest expense		6	7	21
Fee and commission income		910	957	1,056
Fee and commission expense		4,256	3,280	2,541
Insurance income		4	5	3
Other operating expense		11	1	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		36	36
Deposits		10,200	19,982
Insurance liabilities		1	1
Other liabilities		0	623
Key management
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		4,591	5,153
Allowances for credit losses		2	2
Other assets		4	5
Deposits		16,996	17,167
Provisions		1	0
Insurance liabilities		2,471	2,501
Other liabilities		345	371
KB GwS Private Securities Investment Trust
Related party transactions [abstract]
Fee and commission income	[1]	146	853	851
Outstanding balances for related party transactions [abstract]
Other assets	[2]	₩ 0	641
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Incheon Bridge Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 4,069	4,345	8,612
Interest expense		158	334	483
Fee and commission income		22	23	0
Fee and commission expense		6	6	7
Insurance income		230	279	284
Gains on financial instruments at fair value through profit or loss		0	899	4,975
Losses on financial instruments at fair value through profit or loss		1,374	0	0
Reversal of credit losses		444	0	5
Provision for credit losses		1	472	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		37,382	38,756
Loans measured at amortized cost (gross amount)		114,107	133,002
Allowances for credit losses		26	202
Other assets		423	545
Deposits		35,487	39,520
Provisions		24	292
Insurance liabilities		79	109
Other liabilities		99	205
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Related party transactions [abstract]
Fee and commission income		0	12	178
Aju Good Technology Venture Fund
Related party transactions [abstract]
Interest expense		27	18	22
Outstanding balances for related party transactions [abstract]
Deposits		6,286	3,093
Other liabilities		10	1
KB Star Office Private Real Estate Investment Trust No.1
Related party transactions [abstract]
Interest income		370	371	370
Interest expense		5	61	208
Fee and commission income		435	436	435
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		10,000	10,000
Allowances for credit losses		5	5
Other assets		138	137
Deposits		2,578	4,255
Other liabilities		0	24
RAND Bio Science Co., Ltd.
Related party transactions [abstract]
Interest expense		0	11	5
Other non-operating expense		0	0	843
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		1	1
Deposits		443	693
SY Auto Capital Co., Ltd.
Related party transactions [abstract]
Interest income		941	1,097	1,016
Interest expense		0	2	1
Fee and commission income		88	39	34
Fee and commission expense		15	132	389
Insurance income		42	40	32
Other operating income		710	1,709	689
Other operating expense		64	121	288
Reversal of credit losses		11	17	13
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		40,074	40,060
Allowances for credit losses		68	57
Other assets		630	65
Deposits		17	6
Insurance liabilities		14	13
Other liabilities		₩ 36	76
Description of transactions with related party		the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to ￦1,504,217 million and ￦878,690 million for the years ended December 31, 2020 and 2021, respectively.
Food Factory Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 70	52	41
Interest expense		5	12	0
Fee and commission expense		2	4	12
Insurance income		9	5	4
Gains on financial instruments at fair value through profit or loss		0	72	60
Losses on financial instruments at fair value through profit or loss		1	0	0
Reversal of credit losses		6	0	0
Provision for credit losses		0	8	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		663	662
Loans measured at amortized cost (gross amount)		3,553	3,210
Allowances for credit losses		4	8
Other assets		2	3
Deposits		839	1,555
Provisions		0	2
Insurance liabilities		8	5
Other liabilities		6	9
KB Pre IPO Secondary Venture Fund No.1
Related party transactions [abstract]
Interest expense		1	3	7
Fee and commission income		110	110	110
Outstanding balances for related party transactions [abstract]
Deposits		103	629
Built On Co., Ltd.
Related party transactions [abstract]
Interest income	[1]	0	0	1
Insurance income	[1]	₩ 0	0	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
KB Private Equity Fund No.3
Related party transactions [abstract]
Fee and commission income	[1]	₩ 0	463	480
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Wise Asset Management Co., Ltd.
Related party transactions [abstract]
Interest expense	[1]	₩ 0	0	2
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Acts Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 0	1	1
Insurance income		1	0	1
Gains on financial instruments at fair value through profit or loss		0	0	30
Outstanding balances for related party transactions [abstract]
Deposits		154	18
Insurance liabilities		2	1
Other liabilities		100	100
Dongjo Co., Ltd.
Related party transactions [abstract]
Insurance income		1	1	2
Outstanding balances for related party transactions [abstract]
Insurance liabilities		0	1
A-PRO Co., Ltd.
Related party transactions [abstract]
Interest income	[1]	0	7	19
Interest expense	[1]	0	1	4
Fee and commission expense	[1]	0	0	17
Insurance income	[1]	0	1	4
Provision for credit losses	[1]	₩ 0	1	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
POSCO-KB Shipbuilding Fund
Related party transactions [abstract]
Fee and commission income		₩ 213	387	490
Outstanding balances for related party transactions [abstract]
Other assets		213	264
Dae-A Leisure Co., Ltd.
Related party transactions [abstract]
Interest expense		2	7	8
Outstanding balances for related party transactions [abstract]
Deposits		17	636
Other liabilities		0	21
Paycoms Co., Ltd.
Related party transactions [abstract]
Interest income		10	10	10
Insurance income		0	0	1
Gains on financial instruments at fair value through profit or loss		42	69	125
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,269	1,226
Other assets		1	1
Deposits		1	1
Big Dipper Co., Ltd.
Related party transactions [abstract]
Fee and commission expense		655	768	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		17	4
Deposits		0	1
KB-TS Technology Venture Private Equity Fund
Related party transactions [abstract]
Fee and commission income		285	126	730
KB-SJ Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		279	338	422
JLK Inspection Co., Ltd.
Related party transactions [abstract]
Interest expense	[1]	₩ 0	0	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
TESTIAN Inc.
Related party transactions [abstract]
Interest income	[1]	₩ 0	0	3
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Iwon Alloy Co., Ltd.
Related party transactions [abstract]
Insurance income		₩ 0	1	2
Outstanding balances for related party transactions [abstract]
Insurance liabilities		1	0
RMGP Bio-Pharma Investment Fund, L.P.
Related party transactions [abstract]
Fee and commission income		38	27	0
Gains on financial instruments at fair value through profit or loss		531	0	947
Losses on financial instruments at fair value through profit or loss		2,373	489	2,120
Other non-operating income		0	0	33
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,423	4,250
Other liabilities		79	71
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		17	40	89
Fee and commission income		514	734	735
Outstanding balances for related party transactions [abstract]
Deposits		1,524	8,097
Other liabilities		0	1
Spark Biopharma Inc.
Related party transactions [abstract]
Interest expense		7	0	59
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,950	0
Loans measured at amortized cost (gross amount)		17	0
Deposits		6,015	0
Other liabilities		3	0
KB No.9 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense	[1]	₩ 0	0	(23)
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
KB No.10 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense	[1]	₩ 0	0	18
Gains on financial instruments at fair value through profit or loss	[1]	₩ 0	0	3,066
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
KB No.11 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense	[1]	₩ 0	0	9
Gains on financial instruments at fair value through profit or loss	[1]	₩ 0	0	118
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Keystone-Hyundai Securities No. 1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income	[1]	₩ 43	115	90
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Jungdo Co., Ltd. [Member]
Outstanding balances for related party transactions [abstract]
Deposits		₩ 4	4
RMGP Bio-Pharma Investment, L.P.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		0	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		14	9
SKYDIGITAL INC.
Related party transactions [abstract]
Fee and commission income		3	4
Outstanding balances for related party transactions [abstract]
Deposits		85	15
MJT&I Corp.
Related party transactions [abstract]
Insurance income		0	0	1
KB No.17 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		14	25	28
Fee and commission income		0	0	175
Gains on financial instruments at fair value through profit or loss		0	4	1,384
Losses on financial instruments at fair value through profit or loss		1,388	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,301	2,687
Deposits		1,687	1,711
Other liabilities		12	23
KB-KDBC Pre-IPO New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		1	23	58
Fee and commission income		190	300	449
Outstanding balances for related party transactions [abstract]
Deposits		904	923
Jo Yang Industrial Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		1	2
KB No.18 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		20	31	28
Fee and commission income		0	0	263
Gains on financial instruments at fair value through profit or loss		8	84	1,898
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,881	3,873
Deposits		2,077	2,101
Other liabilities		12	19
KB No.19 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		9	13	8
Fee and commission income		0	0	150
Gains on financial instruments at fair value through profit or loss		36	11	1,044
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,091	2,055
Deposits		1,013	1,053
Other liabilities		5	3
KB No.20 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		15	25	3
Fee and commission income		0	210	0
Gains on financial instruments at fair value through profit or loss		68	1,568	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,135	3,067
Deposits		1,681	1,716
Other liabilities		3	1
KB SPROTT Renewable Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		487	488	490
KB-Stonebridge Secondary Private Equity Fund [Member]
Related party transactions [abstract]
Fee and commission income		550	1,442	1,444
CWhy Inc.
Related party transactions [abstract]
Insurance income		0	0	3
Losses on financial instruments at fair value through profit or loss		0	2,000	0
Stratio, Inc.
Related party transactions [abstract]
Interest expense		0	0	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Deposits		0	13
NEXELON Inc.
Related party transactions [abstract]
Interest expense	[1]	₩ 0	0	2
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
CellinCells Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 0	4	19
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		6	24
Deposits		38	260
Bomapp Inc.
Related party transactions [abstract]
Interest expense		0	0	1
Fee and commission expense		5	9	0
Insurance income		0	8	1
Losses on financial instruments at fair value through profit or loss		1,980	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		19	1,999
Insurance liabilities		0	2
KB Social Impact Investment Fund
Related party transactions [abstract]
Fee and commission income		300	300	121
Outstanding balances for related party transactions [abstract]
Other assets		150	0
KB-Solidus Global Healthcare Fund
Related party transactions [abstract]
Fee and commission income		167	777	81
Outstanding balances for related party transactions [abstract]
Other assets		620	707
BNF Corporation Ltd.
Related party transactions [abstract]
Interest income	[1]	0	401	7
Fee and commission income	[1]	0	2	0
Gains on financial instruments at fair value through profit or loss	[1]	0	0	158
Provision for credit losses	[1]	₩ 0	8	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
KB Cape No.1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		₩ 144	144	97
Losses on financial instruments at fair value through profit or loss		69	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,591	2,000
Other assets		73	144
ALS Co., Ltd.
Related party transactions [abstract]
Interest income	[1]	₩ 0	0	194
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Honest Fund, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 3,999	3,999
MitoImmune Therapeutics
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,000	5,000
Bioprotect Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		293	0	0
Losses on financial instruments at fair value through profit or loss		0	216	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,557	3,264
KB-MDI Centauri Fund LP
Related party transactions [abstract]
Fee and commission income		401	308	0
Gains on financial instruments at fair value through profit or loss		551	0	0
Losses on financial instruments at fair value through profit or loss		284	322	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,633	4,280
Other assets		104	308
S&E BIO
Related party transactions [abstract]
Interest expense		1	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Deposits		263	1,142
Contents First
Related party transactions [abstract]
Interest expense		83	14	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,277	6,146
Deposits		12,650	1,823
Other liabilities		57	7
GENINUS Inc.
Related party transactions [abstract]
Interest expense		29	70	0
Gains on financial instruments at fair value through profit or loss		4,009	0	0
Provision for credit losses		6	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,855	5,599
Loans measured at amortized cost (gross amount)		17	0
Allowances for credit losses		6	0
Deposits		34,415	13,630
Other liabilities		2	15
COSES GT
Related party transactions [abstract]
Interest income		18	6	0
Interest expense		1	0	0
Losses on financial instruments at fair value through profit or loss		0	0	5
Reversal of credit losses		3	0	0
Provision for credit losses		0	4	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,930	4,930
Loans measured at amortized cost (gross amount)		515	500
Allowances for credit losses		2	4
Other assets		1	1
Deposits		1,939	292
Insurance liabilities		0	1
WJ Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		7	5	0
Outstanding balances for related party transactions [abstract]
Other assets		2	2
Deposits		260	349
UPRISE, Inc.
Related party transactions [abstract]
Interest income		5	2	0
Interest expense		1	0	0
Reversal of credit losses		1	0	0
Provision for credit losses		0	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,250	250
Loans measured at amortized cost (gross amount)		0	500
Allowances for credit losses		0	1
Deposits		4,001	11
KB-UTC Inno-Tech Venture Fund
Related party transactions [abstract]
Fee and commission income		471	371	0
KBSP Private Equity Fund No.4
Related party transactions [abstract]
Fee and commission income		389	480	0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Related party transactions [abstract]
Fee and commission income		1,198	237	0
JR GLOBAL REIT
Related party transactions [abstract]
Fee and commission income	[1]	₩ 0	6,210	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
IGIS No.371 Professional Investors' Real Estate Investment Company
Related party transactions [abstract]
Fee and commission income	[1]	₩ 0	200	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
Koreit Tower Real Estate Investment Trust Company
Related party transactions [abstract]
Fee and commission income	[1]	₩ 0	2,852	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
2020 KB Fintech Renaissance Fund
Related party transactions [abstract]
Fee and commission income		₩ 147	60	0
KB Material and Parts No.1 PEF
Related party transactions [abstract]
Fee and commission income		353	63	0
FineKB Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		540	38	0
Outstanding balances for related party transactions [abstract]
Other assets		153	38
Bluepointpartners Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		846	0	0
Losses on financial instruments at fair value through profit or loss		0	68	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,278	1,432
Channel Corporation
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		14,551	4,551
GOMI CORPORATION
Related party transactions [abstract]
Interest income		19	0	0
Interest expense		1	0	0
Provision for credit losses		13	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,500	500
Loans measured at amortized cost (gross amount)		2,233	9
Allowances for credit losses		12	0
Other assets		4	0
Deposits		3,188	37
Other liabilities		1	0
Copin Communications, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,801	1,500
Go2joy Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,200	1,200
ClavisTherapeutics, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
4N Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		200	200
Deposits		39	76
Xenohelix Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,100	2,100
OKXE Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		800	800
NEOMIO CORP.
Outstanding balances for related party transactions [abstract]
Deposits	[2]	₩ 0	535
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021, therefore, the remaining outstanding balances with those entities are not disclosed.
December & Company Inc.
Related party transactions [abstract]
Interest expense		₩ 0	1	0
Insurance income		109	0	0
Outstanding balances for related party transactions [abstract]
Deposits		1	1
Insurance liabilities		10	0
Bank salad Co Ltd [Member]
Related party transactions [abstract]
Fee and commission income		36	36	39
Fee and commission expense		48	5
Gains on financial instruments at fair value through profit or loss		613	1,636	0
Losses on financial instruments at fair value through profit or loss		663	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,090	9,141
Wyatt Corp [Member]
Related party transactions [abstract]
Insurance income		87	63	50
Gains on financial instruments at fair value through profit or loss		0	0	136
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,000	6,000
Deposits		1	1
Insurance liabilities		94	39
Hibiscus Fund LP [Member]
Related party transactions [abstract]
Fee and commission income		372	0	0
Gains on financial instruments at fair value through profit or loss		113	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,731	0
Other assets		251	0
RMGKB BioAccess Fund L.P. [Member]
Related party transactions [abstract]
Fee and commission income		57	0	0
Gains on financial instruments at fair value through profit or loss		5	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		353	0
IDTECK Co., Ltd. [Member]
Related party transactions [abstract]
Insurance income		1	0	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		1	0
Mantisco Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
Loans measured at amortized cost (gross amount)		1	0
Deposits		386	0
SuperNGine Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,996	0
Loans measured at amortized cost (gross amount)		2	0
Deposits		944	0
Desilo Inc. [Member]
Related party transactions [abstract]
Interest income		1	0	0
Provision for credit losses		2	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,168	0
Loans measured at amortized cost (gross amount)		301	0
Allowances for credit losses		2	0
Deposits		168	0
Turing Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
Deposits		1,054	0
IGGYMOB Co., Ltd. [Member]
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	0
Loans measured at amortized cost (gross amount)		6	0
Deposits		2,938	0
G1 Playground Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	0
Deposits		354	0
RMG-KB BP Management Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7	0
SwatchOn Inc.
Related party transactions [abstract]
Interest expense		10	47	0
Fee and commission income		8	9	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,345	3,345
Loans measured at amortized cost (gross amount)		73	59
Deposits		686	3,947
Provisions		0	1
Other liabilities		0	40
Checkmate Therapeutics Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,200	0
Pin Therapeutics Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
K The 15th REIT Co., Ltd.
Related party transactions [abstract]
Fee and commission income	[1]	500	0	0
Insurance income	[1]	₩ 1	0	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2021.
KB Bio Private Equity No.3 Ltd.
Related party transactions [abstract]
Fee and commission income		₩ 324	0	0
IMBiologics Corp
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	0
Loans measured at amortized cost (gross amount)		4	0
Paramark KB Fund No 1
Related party transactions [abstract]
Fee and commission income		100	0	₩ 0
Outstanding balances for related party transactions [abstract]
Other liabilities		₩ 200	₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2021.
[2]	Excluded from the Group’s related party as of December 31, 2021, therefore, the remaining outstanding balances with those entities are not disclosed.